Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 6,452	€ 2,108
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	40,724	12,355
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,192	137
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 35,464	€ 10,384